21. GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
General And Administrative Expenses
Note 21 - GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses on the consolidated statements of operations consist of the following:

	2018	2017	2016

Salaries and benefits	$1,257	$1,196	$1,159
Office and miscellaneous	300	464	925
Management and consulting fees	354	443	495
Investor relations	402	366	258
Travel and promotion	226	323	359
Professional fees	529	247	172
Directors fees	161	158	166
Regulatory and compliance fees	311	101	243
Depreciation	25	15	12
	$3,565	$3,313	$3,789